Cover	Nov. 07, 2025
Cover [Abstract]
Entity Registrant Name	VolitionRx Limited
Entity Central Index Key	0000093314
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Nov. 07, 2025
Entity File Number	001-36833
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	91-1949078
Entity Address Address Line 1	1489 West Warm Springs Road
Entity Address Address Line 2	Suite 110
Entity Address City Or Town	Henderson
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89014
City Area Code	646
Local Phone Number	650-1351
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	VNRX
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	This Current Report on Form 8-K/A (this “Amended 8-K”) amends and restates the Current Report on Form 8-K filed by VolitionRx Limited (the “Company”) with the Securities and Exchange Commission on November 7, 2025 (the “Original Report”). The Company is filing this Amended 8-K to replace Exhibit 1.1 in the Original Report with Exhibit 1.1 attached to this Amendment. Exhibit 1.1 attached hereto corrects typographical errors contained in Exhibit 1.1 to the Original Report and supersedes it in its entirety.